PIMCO Municipal Income Opportunities Active Exchange-Traded Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund | PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
Prospectus [Line Items]
Annual Return [Percent]	3.01%	8.57%	(10.45%)